UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          January 23, 2003

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     134

Form 13F Information Table Value Total:    $223,396


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Philadelphia Auth for Ind Deve PFD              71781M206      205     8000 SH       SOLE                     8000
Southern Co. Capital Trust V   PFD              842637209      995    39500 SH       SOLE                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2152   143500 SH       SOLE                   143500
Milkhaus Labs Series C2 Conver PFD CV           222222222     1216    40544 SH       SOLE                    40544
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       SOLE                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       SOLE                    40000
ZymeQuest Series C Convertible PFD CV           111111111     5730   573000 SH       SOLE                   573000
Zymequest 8.00% Convertible Pr PFD CV           111111111     2544   254400 SH       SOLE                   254400
3M Company                     COM              88579Y101      235     1908 SH       SOLE                     1908
Abbott Labs                    COM              002824100     3197    79922 SH       SOLE                    79922
American Express               COM              025816109     1905    53900 SH       SOLE                    53900
American Int'l Group           COM              026874107    41383   715342 SH       SOLE                   715342
                                                                72     1250 SH       OTHER                                      1250
Amgen Inc.                     COM              031162100      155     3216 SH       SOLE                     3216
                                                                77     1600 SH       OTHER                                      1600
Applied Materials              COM              038222105      590    45250 SH       SOLE                    45250
Automatic Data Processing Inc. COM              053015103      624    15900 SH       SOLE                    15900
                                                                47     1200 SH       OTHER                                      1200
Avery Dennison Corp.           COM              053611109     1081    17700 SH       SOLE                    17700
BP Plc Spons Adr               COM              055622104     1079    26540 SH       SOLE                    26540
Bank of America Corp.          COM              060505104      983    14130 SH       SOLE                    14130
                                                               181     2600 SH       OTHER                                      2600
Baxter International           COM              071813109      119     4254 SH       SOLE                     4254
                                                               167     5952 SH       OTHER                                      5952
Bisys Group Inc                COM              055472104     1168    73455 SH       SOLE                    73455
Bombardier Inc. Cl B           COM              097751200       44    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      199     8613 SH       SOLE                     8613
                                                               104     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     2195    87920 SH       SOLE                    87920
                                                               105     4200 SH       OTHER                                      4200
Cardinal Health Inc.           COM              14149Y108     2256    38109 SH       SOLE                    38109
                                                                38      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      314     4726 SH       SOLE                     4726
                                                                74     1116 SH       OTHER                                      1116
Chubb Corp.                    COM              171232101      423     8110 SH       SOLE                     8110
Cintas Corp.                   COM              172908105     2378    51975 SH       SOLE                    51975
Cisco Sys Inc                  COM              17275R102     6588   502916 SH       SOLE                   502916
                                                                86     6600 SH       OTHER                                      6600
Citigroup Inc.                 COM              172967101     1027    29186 SH       SOLE                    29186
                                                                63     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      660    15060 SH       SOLE                    15060
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      328     6250 SH       SOLE                     6250
Comcast Corp New Cl A Special  COM              20030N200     1107    49000 SH       SOLE                    49000
                                                                16      700 SH       OTHER                                       700
Commerce Bancorp Inc           COM              200519106      718    16625 SH       SOLE                    16625
                                                                22      500 SH       OTHER                                       500
ConocoPhillips                 COM              20825C104      434     8978 SH       SOLE                     8978
                                                                73     1500 SH       OTHER                                      1500
DuPont E I De Nemours          COM              263534109      150     3535 SH       SOLE                     3535
                                                                64     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      234    38190 SH       SOLE                    38190
Exxon Mobil Corp.              COM              30231G102    10717   306726 SH       SOLE                   306726
                                                               210     6012 SH       OTHER                                      6012
Fannie Mae                     COM              313586109     6551   101830 SH       SOLE                   101830
                                                               154     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     8604   146945 SH       SOLE                   146945
                                                                88     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     1451    40980 SH       SOLE                    40980
                                                                89     2500 SH       OTHER                                      2500
General Electric               COM              369604103    21566   885673 SH       SOLE                   885673
                                                               307    12600 SH       OTHER                                     12600
Home Depot                     COM              437076102     1444    60100 SH       SOLE                    60100
                                                                70     2900 SH       OTHER                                      2900
Honeywell Intl. Inc.           COM              438516106      214     8900 SH       SOLE                     8900
                                                                12      500 SH       OTHER                                       500
Illinois Tool Works            COM              452308109      915    14115 SH       SOLE                    14115
Int'l Bus Machines             COM              459200101      510     6575 SH       SOLE                     6575
                                                               163     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100      997    64022 SH       SOLE                    64022
                                                                50     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      903    37637 SH       SOLE                    37637
                                                                36     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104    12499   232710 SH       SOLE                   232710
                                                                21      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104     1127    20150 SH       SOLE                    20150
Liberty Media Corp. New Ser A  COM              530718105     2798   312923 SH       SOLE                   312923
                                                                11     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     3363    89680 SH       SOLE                    89680
                                                                19      500 SH       OTHER                                       500
M B I A                        COM              55262C100     3069    69970 SH       SOLE                    69970
Medtronic Inc.                 COM              585055106     1494    32770 SH       SOLE                    32770
                                                               119     2600 SH       OTHER                                      2600
Merck                          COM              589331107     7825   138221 SH       SOLE                   138221
                                                                45      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2073    40089 SH       SOLE                    40089
                                                               140     2700 SH       OTHER                                      2700
Milkhaus Labs, Inc.            COM              111111111     3600   240000 SH       SOLE                   240000
Molex Cl A                     COM              608554200      846    42512 SH       SOLE                    42512
Morgan Stanley                 COM              617446448      108     2700 SH       SOLE                     2700
                                                               165     4140 SH       OTHER                                      4140
Nestle S A Sponsored Adr       COM              641069406      670    12590 SH       SOLE                    12590
Nokia Corp. Adr                COM              654902204      298    19200 SH       SOLE                    19200
                                                                50     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      221     6300 SH       SOLE                     6300
Pepsico                        COM              713448108     5400   127910 SH       SOLE                   127910
Pfizer                         COM              717081103     2205    72134 SH       SOLE                    72134
                                                                83     2700 SH       OTHER                                      2700
Philip Morris                  COM              718154107      211     5200 SH       SOLE                     5200
Pitney Bowes                   COM              724479100      255     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     8424    98024 SH       SOLE                    98024
                                                               168     1950 SH       OTHER                                      1950
Royal Dutch                    COM              780257804     1656    37630 SH       SOLE                    37630
Schlumberger                   COM              806857108      398     9460 SH       SOLE                     9460
                                                                17      400 SH       OTHER                                       400
State Street Corp.             COM              857477103      265     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      567    18900 SH       SOLE                    18900
                                                                15      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1235    82270 SH       SOLE                    82270
                                                                98     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106     1588    92980 SH       SOLE                    92980
                                                                44     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2599   140100 SH       SOLE                   140100
Verizon Communications         COM              92343V104     3537    91267 SH       SOLE                    91267
                                                                 9      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1628    39929 SH       SOLE                    39929
                                                                94     2300 SH       OTHER                                      2300
Vicor Corp                     COM              925815102      451    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108       26    14100 SH       SOLE                    14100
Wachovia Corp New Com          COM              929903102      762    20900 SH       SOLE                    20900
Wal Mart Stores                COM              931142103      399     7900 SH       SOLE                     7900
Walgreen                       COM              931422109      551    18875 SH       SOLE                    18875
Wellpoint Health Networks      COM              94973h108     3628    50983 SH       SOLE                    50983
Wells Fargo & Co.              COM              949746101      493    10521 SH       SOLE                    10521
                                                                98     2100 SH       OTHER                                      2100
Wyeth                          COM              983024100      327     8732 SH       SOLE                     8732
                                                                22      600 SH       OTHER                                       600
ZymeQuest                      COM              111111111     1497   149700 SH       SOLE                   149700
Soco International Ord         COM                              63    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109       78 10346.019SH       SOLE                10346.019
Harbor Capital Appreciation Fd                  411511504      247 12197.508SH       SOLE                12197.508
Mutual Qualified Fund Class Z                   628380206     1110 79564.210SH       SOLE                79564.210
Royce Micro-Cap Tr Inc Com                      780915104      129 15343.000SH       SOLE                15343.000
Vanguard/Windsor Fd II                          922018205      315 15156.412SH       SOLE                15156.412